Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000092399 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092399 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092399 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092399 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092399 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092399 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092399 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092399 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092399 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092399 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092399 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092399 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000092399 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092399 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092399 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092399 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092399 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092399 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000092399 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000092399 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000092399 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000092399 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000092399 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000194842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000194842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000194842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000194842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000194842 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000194842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%